                                                                            2000
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Nationwide(R) Variable Account - 8
December 31, 2000


[The BEST of AMERICA (R) Logo]


ANNUAL REPORT


                                                               [NATIONWIDE LOGO]


                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO - 4739 (12/00)

                                [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
      ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                              [PHOTO OF JOSEPH J. GASPER]


                              PRESIDENT'S MESSAGE

                  We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-8.

                  The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

                  Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

                  The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.




                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                               February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 25. This summary also includes certain performance measures for each fund series for the periods indicated.


STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 22, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr) 287,773 shares (cost $2,203,987)             $2,046,065

      American Century VP - American Century VP International (ACVPInt) 1,065,982 shares (cost $12,552,652)              10,904,997

      American Century VP - American Century VP Value (ACVPValue) 216,953 shares (cost $1,250,055)                        1,447,074

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 221,448 shares (cost $8,586,503)                      7,633,308

      Dreyfus VIF - Appreciation Portfolio (DryAp) 105,694 shares (cost $4,171,289)                                       4,112,540

      Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd) 166,009 shares (cost $1,679,599)            1,779,622

      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS) 363,300 shares (cost $8,594,295)                  9,245,986

      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) 778,457 shares (cost $39,061,852)                       33,862,893

      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) 168,075 shares (cost $1,624,133)                    1,369,814

      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS) 227,576 shares (cost $5,359,637)                       4,537,874

      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS) 799,988 shares (cost $20,373,625)               18,935,713

      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS) 190,349 shares (cost $3,885,651)     3,369,170

      Janus Aspen Series - Capital Appreciation Portfolio (JanCapApp) 121,196 shares (cost $3,738,349)                    3,216,536

      Janus Aspen Series - Global Technology Portfolio (JanGlTech) 294,452 shares (cost $2,679,987)                       1,928,661

      Janus Aspen Series - International Growth Portfolio (JanIntGro) 85,618 shares (cost $3,039,087)                     2,623,321

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) 49,768 shares (cost $372,366)                         343,895

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE) 13,150 shares (cost $147,545)                               151,358

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp) 141,068 shares (cost $3,148,418)                             2,070,876

      Nationwide SAT - Equity Income Fund - Federated (NSATEqInc) 81,329 shares (cost $1,100,603)                           975,140

      Nationwide SAT - Government Bond Fund (NSATGvtBd) 490,446 shares (cost $5,423,028)                                  5,610,705

      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd) 38,440 shares (cost $341,240)                         302,903

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap) 447,783 shares (cost $5,953,951)                         6,067,456

      Nationwide SAT - Money Market Fund (NSATMyMkt) 5,602,497 shares (cost $5,602,497)                                   5,602,497

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) 90,377 shares (cost $1,208,372)                             1,052,891

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) 127,568 shares (cost $2,578,164)                     2,071,699

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) 188,616 shares (cost $1,895,766)                      1,640,961

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) 211,781 shares (cost $4,835,756)                          4,235,615

      Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal) 14,679 shares (cost $141,835)                           147,379

      Nationwide SAT - Strong MId Cap Growth Fund (NSATStMCap)
        (formerly Nationwide SAT - Strategic Growth Fund) 200,941 shares (cost $4,399,816)                                3,341,645

      Nationwide SAT - Total Return Fund (NSATTotRe) 853,433 shares (cost $13,858,301)                                    9,933,955

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) 29,171 shares (cost $462,792)                                  464,700

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) 206,923 shares (cost $5,542,027)                        4,651,621

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart) 28,531 shares (cost $458,861)                                   461,350

      Oppenheimer - Aggressive Growth Fund/VA (OppAggGro) 157,186 shares (cost $14,948,868)                              11,124,070

      Oppenheimer - Capital Appreciation Fund/VA (OppCapApp) 273,235 shares (cost $13,729,075)                           12,740,926

      Oppenheimer - Main Street Growth & Income Fund/VA (OppMSGrInc) 510,221 shares (cost $11,916,017)                   10,847,300

      Salomon Brothers VSF - Capital Fund (SBVSFCap) 767,223 shares (cost $11,603,018)                                   11,585,065

      Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd) 152,842 shares (cost $1,391,166)                            1,282,344

      Salomon Brothers VSF - Investors Fund (SBVSFInv) 331,183 shares (cost $4,348,931)                                   4,500,779

      Salomon Brothers VSF - Total Return Fund (SBVSFTotRet) 171,936 shares (cost $1,800,484)                             1,839,714

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) 161,718 shares (cost $2,155,032)                         1,340,639

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs) 7,316 shares (cost $81,164)                                       88,307

      Warburg Pincus Trust - Value Portfolio (WPValue) 17,605 shares (cost $204,152)                                        223,412
                                                                                                                       ------------
            Total investments                                                                                           211,712,776
   Accounts receivable                                                                                                        2,755
                                                                                                                       ------------
            Total assets                                                                                                211,715,531
Accounts payable                                                                                                                 --
                                                                                                                       ------------
Contract owners' equity (note 4)                                                                                       $211,715,531
                                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                            Total      ACVPIncGr    ACVTint    ACVPValue  DrySRGro    DryAp     FedQualBd  FidVIPEIS
                                            -----      ---------    -------    ---------  --------    -----     ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $  1,029,996      3,082        3,153      2,143     61,571     26,985      2,321     16,458
  Mortality and expense
    risk charges (note 2) ............    (1,772,207)   (17,882)     (96,716)    (7,668)   (73,255)   (42,218)   (10,805)   (62,803)
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Net investment activity ............      (742,211)   (14,800)     (93,563)    (5,525)   (11,684)   (15,233)    (8,484)   (46,345)
                                        ------------   --------   ----------   --------   --------   --------   --------   --------

Proceeds from mutual funds
  shares sold ........................    11,554,835    170,475      279,490     57,713    300,430    407,567     54,479    150,395
Cost of mutual fund shares sold ......   (11,429,128)  (172,239)    (269,966)   (63,932)  (282,061)  (393,984)   (52,998)  (159,299)
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Realized gain (loss) on
    investments ......................       125,707     (1,764)       9,524     (6,219)    18,369     13,583      1,481     (8,904)
Change in unrealized gain (loss)
  on investments .....................   (27,057,524)  (161,936)  (1,674,966)   196,662   (956,521)   (60,199)   100,136    645,174
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Net gain (loss) on investments .....   (26,931,817)  (163,700)  (1,665,442)   190,443   (938,152)   (46,616)   101,617    636,270
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
Reinvested capital gains .............     7,934,821         --       47,135      5,484         --     45,987         --     63,481
                                        ------------   --------   ----------   --------   --------   --------   --------   --------
  Net increase (decrease) in
    contract owners' equity
    resulting from operations ........  $(19,739,207)  (178,500)  (1,711,870)   190,402   (949,836)   (15,862)    93,133    653,406
                                        ============   ========   ==========   ========   ========   ========   ========   ========


                                       FidVIPGrS    FidVIPHIS  FidVIPOvS  FidVIPConS   FidVIPGrOpS  JanCapApp  JanGLTech  JanIntGro
                                       ---------    ---------  ---------  ----------   -----------  ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $     4,639     15,185     13,005       11,929      9,071       16,933     11,596     26,612
  Mortality and expense risk
    charges (note 2) ...............     (302,198)   (12,180)   (47,386)    (164,945)   (32,472)     (15,270)    (9,753)   (10,778)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
    Net investment activity ........     (297,559)     3,005    (34,381)    (153,016)   (23,401)       1,663      1,843     15,834
                                      -----------   --------   --------   ----------   --------     --------   --------   --------

  Proceeds from mutual funds
    shares sold ....................       56,020    353,091    345,633      124,466    121,403       10,483         51     23,152
  Cost of mutual fund shares sold ..      (55,191)  (392,499)  (382,385)    (131,214)  (138,213)     (10,614)       (50)   (28,314)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
    Realized gain (loss) on
      investments ..................          829    (39,408)   (36,752)      (6,748)   (16,810)        (131)         1     (5,162)
  Change in unrealized gain (loss)
    on investments .................   (5,305,833)  (255,154)  (840,002)  (1,487,929)  (521,670)    (521,814)  (751,327)  (415,766)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
    Net gain (loss) on investments .   (5,305,004)  (294,562)  (876,754)  (1,494,677)  (538,480)    (521,945)  (751,326)  (420,928)
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
  Reinvested capital gains .........      553,917         --     84,169      433,017     47,707           --         --         --
                                      -----------   --------   --------   ----------   --------     --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...  $(5,048,646)  (291,557)  (826,966)  (1,214,676)  (514,174)    (520,282)  (749,483)  (405,094)
                                      ===========   ========   ========   ==========   ========     ========   ========   ========

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000

                                           MSEmMkt    MSUSRE    NSATCapAp   NSATEqInc  NSATGvtBd  NSATHIncBd  NSATMidCap  NSATMyMkt
                                           -------    ------    ---------   ---------  ---------  ----------  ----------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends                    $ 35,204    17,345        2,787      5,959    176,619    20,185       27,833      184,878
  Mortality and expense risk
    charges (note 2)                        (2,333)     (533)     (26,896)    (7,422)   (32,608)   (2,256)     (47,214)     (43,551)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
    Net investment activity                 32,871    16,812      (24,109)    (1,463)   144,011    17,929      (19,381)     141,327
                                          --------   -------   ----------   --------   --------   -------     --------   ----------

  Proceeds from mutual funds
    shares sold                              7,587    74,640      212,018    108,684    139,834     9,243       63,231    5,488,750
  Cost of mutual fund shares sold           (6,909)  (72,922)    (244,712)  (106,917)  (138,359)   (9,939)     (58,108)  (5,488,751)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
    Realized gain (loss) on
      investments                              678     1,718      (32,694)     1,767      1,475      (696)       5,123           (1)
  Change in unrealized gain (loss)
    on investments                         (28,471)    3,814   (1,065,842)  (125,682)   188,957   (38,336)     110,699           (1)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
    Net gain (loss) on investments         (27,793)    5,532   (1,098,536)  (123,915)   190,432   (39,032)     115,822           (2)
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
  Reinvested capital gains                      --       752      462,178         --         --        --      220,361           --
                                          --------   -------   ----------   --------   --------   -------     --------   ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations          $  5,078    23,096     (660,467)  (125,378)   334,443   (21,103)     316,802      141,325
                                          ========   =======   ==========   ========   ========   =======     ========   ==========

                                    NSATGlob50  NSATSmCapG  NSATSmCApV  NSATSmCo  NSATStrVal    NSATStMCap   NSATTotRe    NBAMTGuard
                                    ----------  ----------  ----------  --------  ----------    ----------   ---------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends              $   6,942         --          --         560        872             --       46,995       521
  Mortality and expense risk
    charges (note 2)                  (10,014)   (20,329)    (15,505)    (30,902)    (1,153)       (35,602)     (78,542)   (4,081)
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Net investment activity            (3,072)   (20,329)    (15,505)    (30,342)      (281)       (35,602)     (31,547)   (3,560)
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------

  Proceeds from mutual funds
    shares sold                        81,949     82,942     193,326     104,884        929        217,958      182,350    32,543
  Cost of mutual fund shares sold     (86,073)   (69,442)   (177,391)    (98,232)      (870)      (197,013)    (185,565)  (31,113)
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Realized gain (loss) on
      investments                      (4,124)    13,500      15,935       6,652         59         20,945       (3,215)    1,430
  Change in unrealized gain (loss)
    on investments                   (155,645)  (506,740)   (251,465)   (604,543)     5,458     (1,067,816)  (3,918,210)    1,027
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Net gain (loss) on investments   (159,769)  (493,240)   (235,530)   (597,891)     5,517     (1,046,871)  (3,921,425)    2,457
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
  Reinvested capital gains             35,969     29,070     310,228     666,847         --        117,995    3,604,993        --
                                    ---------   --------    --------    --------     ------     ----------   ----------   -------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations     $(126,872)  (484,499)     59,193      38,614      5,236       (964,478)    (347,979)   (1,103)
                                    =========   ========    ========    ========     ======     ==========   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                      NBAMTMCGR    NBAMTPART  OPPAGGGRO    OPPCAPAPP    OPPMSGRINC   SBVSFCAP   SBVSFHYBD  SBVSFINV
                                      ---------    ---------  ---------    ---------    ----------   --------   ---------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $      --         206           --        3,916       11,434     59,266    114,736     30,588
  Mortality and expense
    risk charges (note 2) ..........    (38,685)     (3,229)    (108,029)    (104,652)     (91,580)   (85,132)   (11,596)   (31,162)
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
    Net investment activity ........    (38,685)     (3,023)    (108,029)    (100,736)     (80,146)   (25,866)   103,140       (574)
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
  Proceeds from mutual funds
    shares sold ....................    144,635      46,827      708,429       73,720      280,728    120,736    227,497    252,203
  Cost of mutual fund shares sold ..   (135,847)    (49,062)    (557,975)     (66,076)    (271,713)  (105,233)  (224,263)  (257,644)
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
    Realized gain (loss) on
      investments ..................      8,788      (2,235)     150,454        7,644        9,015     15,503      3,234     (5,441)
  Change in unrealized gain (loss)
    on investments .................   (893,921)      2,468   (3,851,480)  (1,032,649)  (1,090,336)   (19,147)  (106,317)   149,330
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
    Net gain (loss) on investments .   (885,133)        233   (3,701,026)  (1,025,005)  (1,081,321)    (3,644)  (103,083)   143,889
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
  Reinvested capital gains .........        240       4,379      108,377      208,963      150,965    601,605         --    128,861
                                      ---------   ---------   ----------   ----------   ----------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ...  $(923,578)      1,589   (3,700,678)    (916,778)  (1,010,502)   572,095         57    272,176
                                      =========   =========   ==========   ==========   ==========   ========   ========   ========

                                            SBVSFTOTRET  VEWRLDEMKT   VEWRLDHAS   WPVALUE
                                            -----------  ----------   ---------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $ 55,915           --        219       2,333
  Mortality and expense
    risk charges (note 2) ...............     (13,089)     (16,841)      (583)     (2,359)
                                             --------     --------     ------     -------
    Net investment activity .............      42,826      (16,841)      (364)        (26)
                                             --------     --------     ------     -------

  Proceeds from mutual funds
    shares sold .........................      68,801      162,874      9,005       3,664
  Cost of mutual fund shares sold .......     (70,837)    (173,226)    (8,175)     (3,802)
                                             --------     --------     ------     -------
    Realized gain (loss) on investments .      (2,036)     (10,352)       830        (138)
  Change in unrealized gain (loss)
    on investments ......................      41,665     (818,070)     6,705      18,169
                                             --------     --------     ------     -------
    Net gain (loss) on investments ......      39,629     (828,422)     7,535      18,031
                                             --------     --------     ------     -------
  Reinvested capital gains ..............          --           --         --       2,141
                                             --------     --------     ------     -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ........    $ 82,455     (845,263)     7,171      20,146
                                             ========     ========     ======     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                              TOTAL                  ACVPINCGR                ACVPINT                 ACVPVALUE
                                              -----                  ---------                -------                 ---------
                                       2000          1999         2000       1999         2000        1999         2000       1999
                                       ----          ----         ----       ----         ----        ----         ----       ----
INVESTMENT ACTIVITY:
 Net investment income .........  $   (742,211)        5,242     (14,800)       (65)      (93,563)      (172)      (5,525)      (29)
  Realized gain (loss)
   on investments ..............       125,707        11,684      (1,764)         1         9,524         10       (6,219)       --
  Change in unrealized
   gain (loss) on investments ..   (27,057,524)      320,351    (161,936)     4,014    (1,674,966)    27,311      196,662       358
  Reinvested capital gains .....     7,934,821        91,914          --         --        47,135         --        5,484        --
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------
   Net increase (decrease)
    in contract owners' equity
    resulting from operations ..   (19,739,207)      429,191    (178,500)     3,950    (1,711,870)    27,149      190,402       329
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners .........   226,600,119    10,193,975   2,243,488    146,993    12,387,772    256,193    1,248,834    32,941
 Transfers between funds .......            --            --     (22,626)    30,284       176,058         --       (4,307)       --
 Redemptions ...................    (5,698,592)       (6,332)   (176,826)        --      (215,941)        --      (21,569)       --
 Annuity benefits ..............            --            --          --         --            --         --           --        --
 Annual contract maintenance
  charges (note 2) .............          (997)           --         (26)        --           (24)        --           (7)       --
 Contingent deferred sales
  charges (note 2) .............       (68,977)           --        (671)        --        (3,938)        --         (142)       --
 Adjustments to maintain
  reserves .....................       (20,138)       26,489          42         (4)      (10,260)         9          629        --
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------
      Net equity transactions ..   220,811,415    10,214,132   2,043,381    177,273    12,333,667    256,202    1,223,438    32,941
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------

Net change in contract owners'
 equity ........................   201,072,208    10,643,323   1,864,881    181,223    10,621,797    283,351    1,413,840    33,270
Contract owners' equity
 beginning of period ...........    10,643,323            --     181,223         --       283,351         --       33,270        --
                                  ------------   -----------   ---------   --------   -----------   --------   ----------   -------
Contract owners' equity
 end of period .................  $211,715,531    10,643,323   2,046,104    181,223    10,905,148    283,351    1,447,110    33,270
                                  ============   ===========   =========   ========   ===========   ========   ==========   =======

CHANGES IN UNITS:
 Beginning units ...............       915,585            --      15,981         --        19,357         --        3,378        --
                                  ------------   -----------  ----------   --------   -----------   --------   ----------   -------
 Units purchased ...............    20,152,842       915,888     207,569     15,981       949,113     19,357      129,594     3,378
 Units redeemed ................    (1,775,902)         (303)    (18,837)        --       (60,077)        --       (6,850)       --
                                  ------------   -----------  ----------   --------   -----------   --------   ----------   -------
 Ending units ..................    19,292,525       915,585     204,713     15,981       908,393     19,357      126,122     3,378
                                  ============   ===========  ==========   ========   ===========   ========   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                            DRYSRGRO                 DRYAP                FEDQUALBD               FIDVIPEIS
                                            --------                 -----                ---------               ---------
                                        2000       1999         2000       1999        2000        1999        2000       1999
                                        ----       ----         ----       ----        ----        ----        ----       ----
INVESTMENT ACTIVITY:
  Net investment income .........  $   (11,684)      (340)     (15,233)       972       (8,484)      (20)     (46,345)      (232)
  Realized gain (loss)
    on investments ..............       18,369        895       13,583         --        1,481        --       (8,904)       (38)
  Change in unrealized
    gain (loss) on investments ..     (956,521)     3,326      (60,199)     1,450      100,136      (113)     645,174      6,516
  Reinvested capital gains ......           --     25,383       45,987        819           --        --       63,481         --
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations .     (949,836)    29,264      (15,862)     3,241       93,133      (133)     653,406      6,246
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------


EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........    7,723,487    782,879    4,121,960    367,487    1,705,154    40,279    8,394,634    416,196
  Transfers between funds .......      349,710    (62,692)    (197,549)        --          228        --        1,219         --
  Redemptions ...................     (238,671)        --     (165,035)    (1,384)     (57,522)       --     (223,647)       (40)
  Annuity benefits ..............           --         --           --         --           --        --           --         --
  Annual contract maintenance
    charges (note 2) ............          (50)        --          (21)        --           (5)       --          (28)        --
  Contingent deferred sales
    charges (note 2) ............         (785)        --         (299)        --       (1,647)       --       (2,000)        --
  Adjustments to maintain
    reserves ....................          179         (1)         138          8          179        (8)         260          3
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
      Net equity transactions ...    7,833,870    720,186    3,759,194    366,111    1,646,387    40,271    8,170,438    416,159
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------

Net change in contract
  owners' equity ................    6,884,034    749,450    3,743,332    369,352    1,739,520    40,138    8,823,844    422,405
Contract owners' equity
  beginning of period ...........      749,450         --      369,352         --       40,138        --      422,405         --
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
Contract owners' equity
  end of period .................  $ 7,633,484    749,450    4,112,684    369,352    1,779,658    40,138    9,246,249    422,405
                                   ===========   ========   ==========   ========   ==========   =======   ==========   ========

CHANGES IN UNITS:
  Beginning units ...............       62,468         --       33,597         --        4,029        --       40,787         --
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
  Units purchased ...............      708,525     62,468      367,177     33,597      167,326     4,029      833,967     40,791
  Units redeemed ................      (45,723)        --      (18,896)        --       (7,376)       --      (38,773)        (4)
                                   -----------   --------   ----------   --------   ----------   -------   ----------   --------
  Ending units ..................      725,270     62,468      381,878     33,597      163,979     4,029      835,981     40,787
                                   ===========   ========   ==========   ========   ==========   =======   ==========   ========

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           FIDVIPGRS               FIDVIPHIS              FIDVIPOVS                FIDVIPCONS
                                           ---------               ---------              ---------                ----------
                                       2000         1999        2000       1999        2000        1999         2000         1999
                                       ----         ----        ----       ----        ----        ----         ----         ----
INVESTMENT ACTIVITY:
  Net investment income .........  $  (297,559)     (1,431)      3,005       (69)     (34,381)      (166)     (153,016)        (637)
  Realized gain (loss)
    on investments ..............          829      (3,108)    (39,408)       --      (36,752)        99        (6,748)         336
  Change in unrealized
    gain (loss) on investments ..   (5,305,833)    106,873    (255,154)      836     (840,002)    18,239    (1,487,929)      50,017
  Reinvested capital gains ......      553,917          --          --        --       84,169         --       433,017           --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
   Net increase (decrease)
     in contract owners' equity
     resulting from operations ..   (5,048,646)    102,334    (291,557)      767     (826,966)    18,172    (1,214,676)      49,716
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ........   37,476,862   2,002,153   1,829,957    95,650    5,576,471    220,014    19,546,507    1,104,388
  Transfers between funds .......      266,967      (8,508)   (153,140)       --     (303,568)        --       (96,461)      36,340
  Redemptions ...................     (919,931)       (193)   (111,292)      (16)    (143,954)        --      (481,563)      (1,460)
  Annuity benefits ..............           --          --          --        --           --         --            --           --
  Annual contract maintenance
    charges (note 2) ............         (274)         --         (17)       --          (36)        --           (77)          --
  Contingent deferred sales
    charges (note 2) ............      (12,873)         --        (566)       --       (2,089)        --        (7,498)          --
  Adjustments to maintain
    reserves ....................          445       5,005          16        24           28       (173)           92          501
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
      Net equity transactions ...   36,811,196   1,998,457   1,564,958    95,658    5,126,852    219,841    18,961,000    1,139,769
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------

Net change in contract
  owners' equity ................   31,762,550   2,100,791   1,273,401    96,425    4,299,886    238,013    17,746,324    1,189,485
Contract owners' equity
  beginning of period ...........    2,100,791          --      96,425        --      238,013         --     1,189,485           --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
Contract owners' equity
  end of period .................  $33,863,341   2,100,791   1,369,826    96,425    4,537,899    238,013    18,935,809    1,189,485
                                   ===========   =========   =========   =======   ==========   ========   ===========   ==========

CHANGES IN UNITS:
  Beginning units ...............      171,385          --       9,299        --       19,209         --       101,072           --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
  Units purchased ...............    3,136,714     171,401     208,766     9,301      484,774     19,209     1,722,590      101,072
  Units redeemed ................     (157,814)        (16)    (44,951)       (2)     (44,597)        --       (74,481)          --
                                   -----------   ---------   ---------   -------   ----------   --------   -----------   ----------
  Ending units ..................    3,150,285     171,385     173,114     9,299      459,386     19,209     1,749,181      101,072
                                   ===========   =========   =========   =======   ==========   ========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                              FIDVIPGROPS             JANCAPAPP            JANGLTECH             JANINTGRO
                                              -----------             ---------            ---------             ---------
                                           2000        1999        2000        1999      2000       1999       2000      1999
                                           ----        ----        ----        ----      ----       ----       ----      ----
INVESTMENT ACTIVITY:
  Net investment income ............   $   (23,401)      (164)       1,663        --       1,843        --      15,834       --
  Realized gain (loss)
    on investments .................       (16,810)        --         (131)       --           1        --      (5,162)      --
  Change in unrealized
    gain (loss) on investments .....      (521,670)     5,189     (521,814)       --    (751,327)       --    (415,766)      --
  Reinvested capital gains .........        47,707         --           --        --          --        --          --       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ....      (514,174)     5,025     (520,282)       --    (749,483)       --    (405,094)      --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...........     3,892,357    256,645    3,516,443        --   2,581,587        --   2,840,610       --
  Transfers between funds ..........      (192,352)        --      238,634        --     101,352        --     190,375       --
  Redemptions ......................       (75,851)        --      (18,046)       --      (4,704)       --      (2,471)      --
  Annuity benefits .................            --         --           --        --          --        --          --       --
  Annual contract maintenance
    charges (note 2) ...............           (18)        --           --        --          --        --          --       --
  Contingent deferred sales
    charges (note 2) ...............        (2,411)        --         (214)       --         (91)       --          --       --
  Adjustments to maintain reserves .          (304)       (57)      (1,455)       --           2        --         (37)      --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
      Net equity transactions ......     3,621,421    256,588    3,735,362        --   2,678,146        --   3,028,477       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------

Net change in contract
  owners' equity ...................     3,107,247    261,613    3,215,080        --   1,928,663        --   2,623,383       --
Contract owners' equity
  beginning of period ..............       261,613         --           --        --          --        --          --       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
Contract owners' equity
  end of period ....................   $ 3,368,860    261,613    3,215,080        --   1,928,663        --   2,623,383       --
                                       ===========   ========   ==========   =======  ==========   =======  ==========   ======

CHANGES IN UNITS:
  Beginning units ..................        24,642         --           --        --          --        --          --       --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
  Units purchased ..................       395,017     24,644      388,874        --     290,243        --     327,943       --
  Units redeemed ...................       (31,126)        (2)      (1,975)       --        (527)       --        (285)      --
                                       -----------   --------   ----------   -------  ----------   -------  ----------   ------
  Ending units .....................       388,533     24,642      386,899        --     289,716        --     327,658       --
                                       ===========   ========   ==========   =======  ==========   =======  ==========   ======

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           MSEMMKT           MSUSRE              NSATCAPAP               NSATEQINC
                                           -------           ------              ---------               ---------
                                       2000      1999     2000     1999       2000        1999         2000      1999
                                       ----      ----     ----     ----       ----        ----         ----      ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $  32,871       --    16,812       --     (24,109)       216       (1,463)      (2)
  Realized gain (loss)
    on investments ...............        678       --     1,718       --     (32,694)        (1)       1,767       --
  Change in unrealized
    gain (loss) on investments ...    (28,471)      --     3,814       --  (1,065,842)   (11,699)    (125,682)     219
  Reinvested capital gains .......         --       --       752       --     462,178     15,135           --       --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ..      5,078       --    23,096       --    (660,467)     3,651     (125,378)     217
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    138,191       --   138,423       --   2,521,622    384,959    1,107,486    8,788
  Transfers between funds ........    207,961       --     4,122       --    (112,919)        --           --       --
  Redemptions ....................     (7,336)      --      (726)      --     (63,822)    (1,503)     (15,489)      --
  Annuity benefits ...............         --       --        --       --          --         --           --       --
  Annual contract maintenance
    charges (note 2) .............         --       --        --       --          (6)        --           (6)      --
  Contingent deferred sales
    charges (note 2) .............         --       --        --       --        (500)        --         (478)      --
  Adjustments to maintain reserves         --       --   (13,537)      --           2       (128)           4        9
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
      Net equity transactions ....    338,816       --   128,282       --   2,344,377    383,328    1,091,517    8,797
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------

Net change in contract
  owners' equity .................    343,894       --   151,378       --   1,683,910    386,979      966,139    9,014
Contract owners' equity
  beginning of period ............         --       --        --       --     386,979         --        9,014       --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
Contract owners' equity
  end of period ..................  $ 343,894       --   151,378       --   2,070,889    386,979      975,153    9,014
                                    =========  =======  ========  =======  ==========   ========   ==========   ======

CHANGES IN UNITS:
  Beginning units ................         --       --        --       --      37,027         --          790       --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
  Units purchased ................     29,048       --    12,977       --     264,887     37,171       99,402      790
  Units redeemed .................     (1,394)      --      (762)      --     (28,382)      (144)      (3,099)      --
                                    ---------  -------  --------  -------  ----------   --------   ----------   ------
  Ending units ...................     27,654       --    12,215       --     273,532     37,027       97,093      790
                                    =========  =======  ========  =======  ==========   ========   ==========   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           NSATGvtBd           NSATHIncBd           NSATMidCap              NSATMyMkt
                                           ---------           ----------           ----------              ---------
                                        2000       1999       2000     1999       2000       1999        2000       1999
                                        ----       ----       ----     ----       ----       ----        ----       ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $   144,011       750     17,929     --      (19,381)       (59)     141,327       446
  Realized gain (loss)
    on investments ...............        1,475        --       (696)    --        5,123       (827)          (1)       --
  Change in unrealized
    gain (loss) on investments ...      188,957    (1,280)   (38,336)    (1)     110,699      2,806           (1)       --
  Reinvested capital gains .......           --       109         --     --      220,361      8,256           --        --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ..      334,443      (421)   (21,103)    (1)     316,802     10,176      141,325       446
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    5,313,126    87,753    333,434    518    5,532,077    259,785    8,374,641   307,175
  Transfers between funds ........       (5,349)       --         --     --       28,643    (30,788)  (2,655,037)  200,271
  Redemptions ....................     (118,607)      (42)    (9,714)    --      (48,319)       (16)    (764,161)       --
  Annuity benefits ...............           --        --         --     --           --         --           --        --
  Annual contract maintenance
    charges (note 2) .............          (40)       --         --     --          (17)        --           --        --
  Contingent deferred sales
    charges (note 2) .............         (303)       --       (231)    --         (706)        --       (3,902)       --
  Adjustments to maintain reserves          124       147         12     (4)         141       (177)          97     1,737
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
      Net equity transactions ....    5,188,951    87,858    323,501    514    5,511,819    228,804    4,951,638   509,183
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------

Net change in contract
  owners' equity .................    5,523,394    87,437    302,398    513    5,828,621    238,980    5,092,963   509,629
Contract owners' equity
  beginning of period ............       87,437        --        513     --      238,980         --      509,629        --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
Contract owners' equity
  end of period ..................  $ 5,610,831    87,437    302,911    513    6,067,601    238,980    5,602,592   509,629
                                    ===========   =======   ========   ====   ==========   ========   ==========   =======

CHANGES IN UNITS:
  Beginning units ................        8,802        --         50     --       20,437         --       50,504        --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
  Units purchased ................      515,620     8,806     33,612     50      454,447     20,438    1,158,470    50,504
  Units redeemed .................      (15,443)       (4)      (999)    --      (18,128)        (1)    (677,925)       --
                                    -----------   -------   --------   ----   ----------   --------   ----------   -------
  Ending units ...................      508,979     8,802     32,663     50      456,756     20,437      531,049    50,504
                                    ===========   =======   ========   ====   ==========   ========   ==========   =======

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           NSATGLob50             NSATSmCapG             NSATSmCapV            NSATSmCo
                                        2000        1999        2000      1999        2000       1999       2000       1999
INVESTMENT ACTIVITY:
  Net investment income ..........  $    (3,072)       (8)     (20,329)      (2)     (15,505)      (36)     (30,342)      (51)
  Realized gain (loss)
    on investments ...............       (4,124)       --       13,500       --       15,935        --        6,652        (2)
  Change in unrealized
    gain (loss) on investments ...     (155,645)      164     (506,740)     274     (251,465)   (3,340)    (604,543)    4,402
  Reinvested capital gains .......       35,969       307       29,070      131      310,228     8,628      666,847     2,417
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations ..     (126,872)      463     (484,499)     403       59,193     5,252       38,614     6,766
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    1,245,391    19,337    2,477,578    3,055    1,517,322    67,043    3,966,776    63,570
  Transfers between funds ........      (52,040)       --      134,607       --       17,045        --      207,970        --
  Redemptions ....................      (32,698)       --      (59,237)      --      (23,807)       --      (65,947)       --
  Annuity benefits ...............           --        --           --       --           --        --           --        --
  Annual contract maintenance
    charges (note 2) .............          (13)       --           --       --          (22)       --           (8)       --
  Contingent deferred sales
    charges (note 2) .............         (661)       --         (208)      --       (1,035)       --         (550)       --
  Adjustments to maintain reserves           19        (2)       1,036        5           13        (7)          75    18,472
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
      Net equity transactions ....    1,159,998    19,335    2,553,776    3,060    1,509,516    67,036    4,108,316    82,042
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------

Net change in contract
  owners' equity .................    1,033,126    19,798    2,069,277    3,463    1,568,709    72,288    4,146,930    88,808
Contract owners' equity
  beginning of period ............       19,798        --        3,463       --       72,288        --       88,808        --
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
Contract owners' equity
  end of period ..................  $ 1,052,924    19,798    2,072,740    3,463    1,640,997    72,288    4,235,738    88,808
                                    ===========   =======   ==========   ======   ==========   =======   ==========   =======

CHANGES IN UNITS:
  Beginning units ................        1,739        --          210       --        6,505        --        6,733        --
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
  Units purchased ................      115,571     1,739      159,200      210      143,777     6,505      306,017     6,733
  Units redeemed .................      (10,399)       --       (7,339)      --      (15,611)       --      (13,690)       --
                                    -----------   -------   ----------   ------   ----------   -------   ----------   -------
  Ending units ...................      106,911     1,739      152,071      210      134,671     6,505      299,060     6,733
                                    ===========   =======   ==========   ======   ==========   =======   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                      NSATStrVal           NSATStMCap               NSATTotRe            NBAMTGuard
                                      ----------           ----------               ---------            ----------
                                     2000      1999      2000       1999         2000        1999       2000      1999
                                     ----      ----      ----       ----         ----        ----       ----      ----
INVESTMENT ACTIVITY:
  Net investment income ........  $    (281)     --     (35,602)      (109)      (31,547)       (46)    (3,560)      (38)
  Realized gain (loss)
    on investments .............         59      --      20,945          2        (3,215)    (1,484)     1,430        --
  Change in unrealized
    gain (loss) on investments .      5,458      86  (1,067,816)     9,645    (3,918,210)    (6,136)     1,027       881
  Reinvested capital gains .....         --      --     117,995      6,271     3,604,993     11,697         --        --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
    Net increase (decrease)
      in contract owners' equity
      resulting from operations       5,236      86    (964,478)    15,809      (347,979)     4,031     (1,103)      843
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .......     91,648   3,280   3,849,681    159,870    10,037,138    515,092    404,773    50,316
  Transfers between funds ......     47,178      --     312,489         --       (51,444)  (164,907)    17,091        --
  Redemptions ..................         --      --     (30,870)        --      (219,486)       (14)    (7,196)      (23)
  Annuity benefits .............         --      --          --         --            --         --         --        --
  Annual contract maintenance
    charges (note 2) ...........         --      --         (11)        --           (93)        --         --        --
  Contingent deferred sales
    charges (note 2) ...........         --      --        (845)        --        (3,249)        --         --        --
  Adjustments to maintain
    reserves ...................        (42)      4           4          3           238    164,868         26        (1)
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
      Net equity transactions ..    138,784   3,284   4,130,448    159,873     9,763,104    515,039    414,694    50,292
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------

Net change in contract
  owners' equity ...............    144,020   3,370   3,165,970    175,682     9,415,125    519,070    413,591    51,135
Contract owners' equity
  beginning of period ..........      3,370      --     175,682         --       519,070         --     51,135        --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
Contract owners' equity
  end of period ................  $ 147,390   3,370   3,341,652    175,682     9,934,195    519,070    464,726    51,135
                                  =========   =====  ==========   ========   ===========   ========   ========   =======

CHANGES IN UNITS:
  Beginning units ..............        312      --      12,348         --        48,025         --      4,403        --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
  Units purchased ..............     12,546     312     293,238     12,348       953,693     48,025     38,114     4,403
  Units redeemed ...............         --      --     (24,104)        --       (49,426)        --     (2,391)       --
                                  ---------   -----  ----------   --------   -----------   --------   --------   -------
  Ending units .................     12,858     312     281,482     12,348       952,292     48,025     40,126     4,403
                                  =========   =====  ==========   ========   ===========   ========   ========   =======

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           NBAMTMCGr            NBAMTPart              OppAggGro                OppCapApp
                                           ---------            ---------              ---------                ---------
                                        2000        1999      2000      1999        2000       1999          2000        1999
                                        ----        ----      ----      ----        ----       ----          ----        ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $   (38,685)      (19)    (3,023)      (1)     (108,029)      (266)     (100,736)      (464)
  Realized gain (loss)
    on investments ...............        8,788         1     (2,235)      --       150,454     15,184         7,644        230
  Change in unrealized
    gain (loss) on investments ...     (893,921)    3,515      2,468       21    (3,851,480)    26,682    (1,032,649)    44,500
  Reinvested capital gains .......          240        --      4,379       --       108,377         --       208,963         --
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (923,578)    3,497      1,589       20    (3,700,678)    41,600      (916,778)    44,266
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    5,029,464    47,918    461,798    1,400    13,378,283    375,646    13,342,168    605,022
  Transfers between funds ........      539,979        --         --       --     1,414,149         --       (80,268)        --
  Redemptions ....................      (44,090)       --     (3,456)      --      (216,792)        --      (253,334)    (1,462)
  Annuity benefits ...............           --        --         --       --            --         --            --         --
  Annual contract maintenance
    charges (note 2) .............           (3)       --         --       --           (16)        --           (95)        --
  Contingent deferred sales
    charges (note 2) .............       (1,726)       --         --       --        (3,218)        --        (2,845)        --
  Adjustments to maintain reserves          106        (2)        13       (3)          (35)  (164,905)        1,179      3,779
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
      Net equity transactions ....    5,523,730    47,916    458,355    1,397    14,572,371    210,741    13,006,805    607,339
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------

Net change in contract
  owners' equity .................    4,600,152    51,413    459,944    1,417    10,871,693    252,341    12,090,027    651,605
Contract owners' equity
  beginning of period ............       51,413        --      1,417       --       252,341         --       651,605         --
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
Contract owners' equity
  end of period ..................  $ 4,651,565    51,413    461,361    1,417    11,124,034    252,341    12,741,632    651,605
                                    ===========   =======   ========   ======   ===========   ========   ===========   ========

CHANGES IN UNITS:
  Beginning units ................        3,465        --        130       --        17,379         --        50,682         --
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
  Units purchased ................      361,665     3,465     42,804      130       956,040     17,379     1,002,737     50,796
  Units redeemed .................      (21,573)       --       (321)      --       (98,087)        --       (46,052)      (114)
                                    -----------   -------   --------   ------   -----------   --------   -----------   --------
  Ending units ...................      343,557     3,465     42,613      130       875,332     17,379     1,007,367     50,682
                                    ===========   =======   ========   ======   ===========   ========   ===========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                            OPPMSGRINC                 SBVSFCAP              SBVSFHYBD               SBVSFINV
                                            ----------                 --------              ---------               --------
                                         2000        1999          2000       1999        2000       1999         2000       1999
                                         ----        ----          ----       ----        ----       ----         ----       ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $    (80,146)      (332)      (25,866)     1,835      103,140     2,919         (574)       698
  Realized gain (loss)
    on investments ...............         9,015        412        15,503         62        3,234        --       (5,441)      (105)
  Change in unrealized
    gain (loss) on investments ...    (1,090,336)    21,619       (19,147)     1,194     (106,317)   (2,505)     149,330      2,518
  Reinvested capital gains .......       150,965         --       601,605     12,520           --        --      128,861         --
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..    (1,010,502)    21,699       572,095     15,611           57       414      272,176      3,111
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    11,923,373    583,878    10,503,767    465,275    1,485,716    33,159    4,169,305    160,831
  Transfers between funds ........      (224,720)        --       292,207         --     (208,720)       --      (17,798)        --
  Redemptions ....................      (436,579)       (90)     (260,605)       (23)     (28,261)       --      (84,565)       (34)
  Annuity benefits ...............            --         --            --         --           --        --           --         --
  Annual contract maintenance
    charges (note 2) .............           (50)        --           (11)        --          (15)       --           --         --
  Contingent deferred sales
    charges (note 2) .............        (7,368)        --        (2,920)        --           (7)       --       (2,225)        --
  Adjustments to maintain reserves           (88)    (2,247)          286       (331)          33        --          128        (28)
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
      Net equity transactions ....    11,254,568    581,541    10,532,724    464,921    1,248,746    33,159    4,064,845    160,528
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------

Net change in contract
  owners' equity .................    10,244,066    603,240    11,104,819    480,532    1,248,803    33,573    4,337,021    163,880
Contract owners' equity
  beginning of period ............       603,240         --       480,532         --       33,573        --      163,880         --
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
Contract owners' equity
  end of period ..................  $ 10,847,306    603,240    11,585,351    480,532    1,282,376    33,573    4,500,901    163,880
                                    ============   ========   ===========   ========   ==========   =======   ==========   ========

CHANGES IN UNITS:
  Beginning units ................        54,194         --        43,305         --        3,249        --       15,555         --
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
  Units purchased ................     1,113,006     54,202       894,976     43,307      123,528     3,249      397,024     15,558
  Units redeemed .................       (83,849)        (8)      (42,791)        (2)        (899)       --      (36,649)        (3)
                                    ------------   --------   -----------   --------   ----------   -------   ----------   --------
  Ending units ...................     1,083,351     54,194       895,490     43,305      125,878     3,249      375,930     15,555
                                    ============   ========   ===========   ========   ==========   =======   ==========   ========

NATIONWIDE VARIABLE ACCOUNT - 8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEAR ENDED DECEMBER 31, 2000 AND FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                           SBVSFTOTRET             VEWRLDEMKT          VEWRLDHAS             WPVALUE
                                           -----------             ----------          ---------             -------
                                        2000         1999        2000      1999      2000      1999       2000      1999
                                        ----         ----        ----      ----      ----      ----       ----      ----
INVESTMENT ACTIVITY:
  Net investment income ..........  $    42,826      2,089      (16,841)      (21)     (364)       (4)       (26)     100
  Realized gain (loss)
    on investments ...............       (2,036)        (1)     (10,352)       17       830         1       (138)      --
  Change in unrealized
    gain (loss) on investments ...       41,665     (2,434)    (818,070)    3,676     6,705       438     18,169    1,090
  Reinvested capital gains .......           --         --           --        --        --        --      2,141      241
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       82,455       (346)    (845,263)    3,672     7,171       435     20,146    1,431
                                    -----------   --------   ----------   -------   -------   -------   --------   ------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........    1,738,242     91,323    2,252,573    75,972    79,233    10,000    100,767   91,192
  Transfers between funds ........      (48,363)        --     (129,853)       --    (2,990)       --     11,520       --
  Redemptions ....................      (23,369)       (16)     (15,914)      (16)   (5,541)       --     (1,648)      --
  Annuity benefits ...............           --         --           --        --        --        --         --       --
  Annual contract maintenance
    charges (note 2) .............           (6)        --           (2)       --        --        --         --       --
  Contingent deferred sales
    charges (note 2) .............         (246)        --         (530)       --        --        --         --       --
  Adjustments to maintain
    reserves .....................           83         (5)         (17)       (4)       (1)        2          9       --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
      Net equity transactions ....    1,666,341     91,302    2,106,257    75,952    70,701    10,002    110,648   91,433
                                    -----------   --------   ----------   -------   -------   -------   --------   ------

Net change in contract
  owners' equity .................    1,748,796     90,956    1,260,994    79,624    77,872    10,437    130,794   92,623
Contract owners' equity
  beginning of period ............       90,956         --       79,624        --    10,437        --     92,623       --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
Contract owners' equity
  end of period ..................  $ 1,839,752     90,956    1,340,618    79,624    88,309    10,437    223,417   92,623
                                    ===========   ========   ==========   =======   =======   =======   ========   ======

CHANGES IN UNITS:
  Beginning units ................        9,159         --        5,099        --     1,012        --      9,267       --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
  Units purchased ................      174,962      9,161      158,005     5,100     7,566     1,012     11,718    9,267
  Units redeemed .................      (10,011)        (2)     (13,336)       (1)     (783)       --       (171)      --
                                    -----------   --------   ----------   -------   -------   -------   --------   ------
  Ending units ...................      174,110      9,159      149,768     5,099     7,795     1,012     20,814    9,267
                                    ===========   ========   ==========   =======   =======   =======   ========   ======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:


              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

                  American Century VP - American Century VP Income & Growth (ACVPIncGr)

                  American Century VP - American Century VP International (ACVPInt)

                  American Century VP - American Century VP Value (ACVPValue)


              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)


              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

                  Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus VIF - Capital Appreciation Portfolio)


              Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd)


              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

                  Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)

                  Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)

                  Fidelity VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)

                  Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)


              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

                  Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)


              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                  Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)


              Portfolios of the Janus Aspen Series;

                  Janus Aspen Series - Capital Appreciation Portfolio
                  (JanCapApp)

                  Janus Aspen Series - Global Technology Portfolio (JanGlTech)

                  Janus Aspen Series - International Growth Portfolio
                  (JanIntGro)


              Portfolios of the Morgan Stanley: The Universal Institutional Funds, Inc. (Morgan Stanley: UIF);

                  Morgan Stanley: UIF - Emerging Markets Debt Portfolio
                  (MSEmMkt)

                  Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
                       (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)

              Portfolios of the Nationwide Separate Account Trust (Nationwide
              SAT) (managed for a fee by an affiliated investment advisor);

                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp)

                  Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)

                  Nationwide SAT - Government Bond Fund (NSATGvtBd)

                  Nationwide SAT - High Income Bond Fund - Federated
                  (NSATHIncBd)

                  Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)

                  Nationwide SAT - Money Market Fund (NSATMyMkt)

                  Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)

                  Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
                       (formerly Nationwide SAT - Select Advisers Small Cap Growth Fund)

                  Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)

                  Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)

                  Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)

                  Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
                       (formerly Nationwide SAT - Strategic Growth Fund)

                  Nationwide SAT - Total Return Fund (NSATTotRe)


              Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

                  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)

                  Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)

                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)


              Oppenheimer - Aggressive Growth Fund/VA (OppAggGro)

              Oppenheimer - Capital Appreciation Fund/VA (OppCapApp)

              Oppenheimer - Main Street Growth & Income Fund/VA (OppMSGrInc)


              Portfolios of the Salomon Brothers Variable Series Funds Inc. (Salomon Brothers VSF);

                  Salomon Brothers VSF - Capital Fund (SBVSFCap)

                  Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd)

                  Salomon Brothers VSF - Investors Fund (SBVSFInv)

                  Salomon Brothers VSF - Total Return Fund (SBVSFTotRet)


              Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)


              Portfolios of the Warburg Pincus Trust;

                  Warburg Pincus Trust - Value Portfolio (WPValue)
                       (formerly Warburg Pincus Trust Growth & Income Fund)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.60%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and total return for the year ended December 31, 2000 and for the period October 1, 1999 (commencement of operations) through December 31, 1999.

     The following is a summary for 2000:

                                                                                   Unit            Contract        Total
                                                                     Units       Fair Value     Owners' Equity    Return**
                                                                     -----       ----------     --------------    --------
American Century VP -
American Century VP Income & Growth:
      Tax qualified ......................................           62,660      $ 9.994986      $   626,286      (11.86)%
      Non-tax qualified ..................................          142,053        9.994986        1,419,818      (11.86)%

American Century VP -
American Century VP International:
      Tax qualified ......................................          317,803       12.004879        3,815,187      (17.98)%
      Non-tax qualified ..................................          590,590       12.004879        7,089,961      (17.98)%

American Century VP -
American Century VP Value:
      Tax qualified ......................................           25,455       11.473893          292,068      16.50%
      Non-tax qualified ..................................          100,667       11.473893        1,155,042      16.50%

The Dreyfus Socially Responsible
Growth Fund, Inc.:
      Tax qualified ......................................          289,909       10.525008        3,051,295      (12.27)%
      Non-tax qualified ..................................          435,362       10.525008        4,582,189      (12.27)%

Dreyfus VIF - Appreciation Portfolio:
      Tax qualified ......................................          139,975       10.769627        1,507,479      (2.03)%
      Non-tax qualified ..................................          241,903       10.769627        2,605,205      (2.03)%

Federated Insurance Series -
Federated Quality Bond Fund II:
      Tax qualified ......................................           59,347       10.852961          644,091       8.91%
      Non-tax qualified ..................................          104,632       10.852961        1,135,567       8.91%

Fidelity VIP - Equity-Income Portfolio:
Service Class:
      Tax qualified ......................................          290,942       11.060358        3,217,923       6.80%
      Non-tax qualified ..................................          545,039       11.060358        6,028,326       6.80%

Fidelity VIP - Growth Portfolio: Service Class:
      Tax qualified ......................................        1,085,412       10.749298       11,667,417      (12.31)%
      Non-tax qualified ..................................        2,064,872       10.749298       22,195,924      (12.31)%

Fidelity VIP - High Income Portfolio:
Service Class:
      Tax qualified ......................................           51,209        7.912811          405,207      (23.69)%
      Non-tax qualified ..................................          121,906        7.912811          964,619      (23.69)%

Fidelity VIP - Overseas Portfolio: Service Class:
      Tax qualified ......................................          165,943        9.878160        1,639,212      (20.28)%
      Non-tax qualified ..................................          293,444        9.878160        2,898,687      (20.28)%

Fidelity VIP-II - Contrafund Portfolio:
Service Class:
      Tax qualified ......................................          596,637       10.825529        6,458,911      (8.01)%
      Non-tax qualified ..................................        1,152,544       10.825529       12,476,898      (8.01)%

Fidelity VIP-III - Growth Opportunities Portfolio:
Service Class:
      Tax qualified ......................................          131,598        8.670739        1,141,052      (18.33)%
      Non-tax qualified ..................................          256,934        8.670739        2,227,808      (18.33)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                                     Unit          Contract        Total
                                                       Units       Fair Value   Owners' Equity    Return**
                                                       -----       ----------   --------------    --------
Janus Aspen Series -
Capital Appreciation Portfolio:
      Tax qualified                                   208,949       8.309868      1,736,339      (30.11)%***
      Non-tax qualified                               177,950       8.309868      1,478,741      (30.11)%***

Janus Aspen Series -
Global Technology Portfolio:
      Tax qualified                                   115,702       6.657082        770,238      (59.56)%***
      Non-tax qualified                               174,014       6.657082      1,158,425      (59.56)%***

Janus Aspen Series -
International Growth Portfolio:
      Tax qualified                                   156,981       8.006468      1,256,863      (35.50)%***
      Non-tax qualified                               170,677       8.006468      1,366,520      (35.50)%***

Morgan Stanley: UIF -
Emerging Markets Debt Portfolio:
      Tax qualified                                     5,167      12.435607         64,255       9.84%
      Non-tax qualified                                22,487      12.435607        279,639       9.84%

Morgan Stanley UIF - U.S. Real Estate Portfolio:
      Tax qualified                                     8,228      12.392833        101,968      12.74%***
      Non-tax qualified                                 3,987      12.392833         49,410      12.74%***

Nationwide SAT - Capital Appreciation Fund:
      Tax qualified                                   124,631       7.570947        943,575      (27.56)%
      Non-tax qualified                               148,900       7.570947      1,127,314      (27.56)%

Nationwide SAT -
Equity Income Fund - Federated:
      Tax qualified                                    32,943      10.043488        330,863      (11.87)%
      Non-tax qualified                                64,150      10.043488        644,290      (11.87)%

Nationwide SAT - Government Bond Fund:
      Tax qualified                                   167,737      11.023698      1,849,082      10.97%
      Non-tax qualified                               341,242      11.023698      3,761,749      10.97%

Nationwide SAT -
High Income Bond Fund - Federated:
      Tax qualified                                     8,526       9.273545         79,066      (9.55)%
      Non-tax qualified                                24,138       9.273545        223,845      (9.55)%

Nationwide SAT - Mid Cap Index Fund - Dreyfus:
      Tax qualified                                   189,369      13.284119      2,515,600      13.60%
      Non-tax qualified                               267,387      13.284119      3,552,001      13.60%

Nationwide SAT - Money Market Fund:
      Tax qualified                                   186,420      10.550029      1,966,736       4.55%
      Non-tax qualified                               344,630      10.550029      3,635,856       4.55%

Nationwide SAT - Nationwide Global 50 Fund:
      Tax qualified                                    38,976       9.848693        383,863      (13.54)%
      Non-tax qualified                                67,934       9.848693        669,061      (13.54)%

Nationwide SAT -
Nationwide Small Cap Growth Fund:
      Tax qualified                                    53,520      13.629995        729,477      (17.34)%
      Non-tax qualified                                98,552      13.629995      1,343,263      (17.34)%

Nationwide SAT -
Nationwide Small Cap Value Fund:
      Tax qualified                                    49,961      12.185229        608,786       9.65%
      Non-tax qualified                                84,710      12.185229      1,032,211       9.65%

                                                                  Unit          Contract       Total
                                                   Units       Fair Value   Owners' Equity   Return**
                                                   -----       ----------   --------------   --------
Nationwide SAT -
Nationwide Small Company Fund:
      Tax qualified                               126,407      14.163507      1,790,366       7.38%
      Non-tax qualified                           172,653      14.163507      2,445,372       7.38%

Nationwide SAT -
Nationwide Strategic Value Fund:
      Tax qualified                                 8,609      11.462858         98,684       6.11%
      Non-tax qualified                             4,249      11.462858         48,706       6.11%

Nationwide SAT - Strong Mid Cap Growth Fund:
      Tax qualified                                98,503      11.871593      1,169,388      (16.56)%
      Non-tax qualified                           182,980      11.871593      2,172,264      (16.56)%

Nationwide SAT - Total Return Fund:
      Tax qualified                               296,989      10.431879      3,098,153      (3.48)%
      Non-tax qualified                           655,303      10.431879      6,836,042      (3.48)%

Neuberger Berman AMT - Guardian Portfolio:
      Tax qualified                                17,314      11.581399        200,520      (0.28)%
      Non-tax qualified                            22,813      11.581399        264,206      (0.28)%

Neuberger Berman AMT -
Mid-Cap Growth Portfolio:
      Tax qualified                               131,293      13.539428      1,777,632      (8.75)%
      Non-tax qualified                           212,264      13.539428      2,873,933      (8.75)%

Neuberger Berman AMT - Partners Portfolio:
      Tax qualified                                 7,875      10.826755         85,261      (0.70)%
      Non-tax qualified                            34,738      10.826755        376,100      (0.70)%

Oppenheimer - Aggressive Growth Fund/VA:
      Tax qualified                               334,368      12.708360      4,249,269      (12.48)%
      Non-tax qualified                           540,964      12.708360      6,874,765      (12.48)%

Oppenheimer  - Capital Appreciation Fund/VA:
      Tax qualified                               389,704      12.648451      4,929,152      (1.62)%
      Non-tax qualified                           617,663      12.648451      7,812,480      (1.62)%

Oppenheimer -
Main Street Growth & Income Fund/VA:
      Tax qualified                               459,992      10.012734      4,605,778      (10.05)%
      Non-tax qualified                           623,359      10.012734      6,241,528      (10.05)%

Salomon Brothers VSF - Capital Fund:
      Tax qualified                               321,647      12.937443      4,161,290      16.59%
      Non-tax qualified                           573,843      12.937443      7,424,061      16.59%

Salomon Brothers VSF - High Yield Bond Fund:
      Tax qualified                                40,512      10.187456        412,714      (1.41)%
      Non-tax qualified                            85,366      10.187456        869,662      (1.41)%

Salomon Brothers VSF - Investors Fund:
      Tax qualified                               125,498      11.972741      1,502,555      13.63%
      Non-tax qualified                           250,431      11.972741      2,998,346      13.63%

Salomon Brothers VSF - Total Return Fund:
      Tax qualified                                90,669      10.566609        958,064       6.40%
      Non-tax qualified                            83,441      10.566609        881,688       6.40%

Van Eck WIT -
Worldwide Emerging Markets Fund:
      Tax qualified                                40,805       8.951361        365,260      (42.68)%
      Non-tax qualified                           108,962       8.951361        975,358      (42.68)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                                      Unit          Contract        Total
                                                       Units        Fair Value   Owners' Equity    Return**
                                                       -----        ----------   --------------    --------

Van Eck WIT - Worldwide Hard Assets Fund:
      Tax qualified                                      1,307       11.328950          14,807       9.85%
      Non-tax qualified                                  6,488       11.328950          73,502       9.85%

Warburg Pincus Trust - Value Portfolio:
      Tax qualified                                      4,981       10.734004          53,466       7.39%
      Non-tax qualified                                 15,833       10.734004         169,951       7.39%
                                                       =======       =========    ------------
                                                                                  $211,715,531
                                                                                  ============


The Following Is A Summary For 1999:


American Century VP -
American Century VP Income & Growth:
      Tax qualified                                      4,221      $11.339911      $   47,866      53.20%***
      Non-tax qualified                                 11,760       11.339911         133,357      53.20%***

American Century VP -
American Century VP International:
      Tax qualified                                      4,762       14.637401          69,703     184.11%***
      Non-tax qualified                                 14,596       14.637401         213,648     184.11%***

American Century VP -
American Century VP Value:
      Non-tax qualified                                  3,378        9.849004          33,270      (5.99)%***

The Dreyfus Socially Responsible
Growth Fund, Inc.:
      Tax qualified                                     18,073       11.997336         216,828      79.30%***
      Non-tax qualified                                 44,395       11.997336         532,622      79.30%***

Dreyfus VIF - Capital Appreciation Portfolio:
      Tax qualified                                     14,243       10.993278         156,577      39.43%***
      Non-tax qualified                                 19,355       10.993278         212,775      39.43%***

Federated Insurance Series -
Federated Quality Bond Fund II:
      Tax qualified                                      1,815        9.964904          18,086      (1.39)%***
      Non-tax qualified                                  2,213        9.964904          22,052      (1.39)%***

Fidelity VIP -
Equity-Income Portfolio: Service Class:
      Tax qualified                                      9,763       10.356381         101,109      14.15%***
      Non-tax qualified                                 31,024       10.356381         321,296      14.15%***

Fidelity VIP - Growth Portfolio: Service Class:
      Tax qualified                                     39,716       12.257729         486,828      89.63%***
      Non-tax qualified                                131,669       12.257729       1,613,963      89.63%***

Fidelity VIP -
High Income Portfolio: Service Class:
      Tax qualified                                        390       10.369409           4,044      14.67%***
      Non-tax qualified                                  8,909       10.369409          92,381      14.67%***

Fidelity VIP - Overseas Portfolio: Service Class:
      Tax qualified                                      5,579       12.390673          69,128      94.91%***
      Non-tax qualified                                 13,630       12.390673         168,885      94.91%***

Fidelity VIP-II -
Contrafund Portfolio: Service Class:
      Tax qualified                                     14,970       11.768698         176,177      70.22%***
      Non-tax qualified                                 86,102       11.768698       1,013,308      70.22%***

                                                                 Unit          Contract       Total
                                                    Units      Fair Value   Owners' Equity   Return**
                                                    -----      ----------   --------------   --------
Fidelity VIP-III -
Growth Opportunities Portfolio: Service Class:
      Tax qualified                                  3,692      10.616993       39,198       24.50%***
      Non-tax qualified                             20,949      10.616993      222,415       24.50%***

Nationwide SAT - Capital Appreciation Fund:
      Tax qualified                                 15,435      10.450957      161,311       17.90%***
      Non-tax qualified                             21,593      10.450957      225,668       17.90%***

Nationwide SAT - Equity Income Fund:
      Tax qualified                                    202      11.395844        2,302       55.42%***
      Non-tax qualified                                589      11.395844        6,712       55.42%***

Nationwide SAT - Global Equity Fund:
      Tax qualified                                    200      11.391398        2,278       55.24%***
      Non-tax qualified                              1,538      11.391398       17,520       55.24%***

Nationwide SAT - Government Bond Fund:
      Tax qualified                                  4,691       9.933775       46,599       (3.71)%***
      Non-tax qualified                              4,111       9.933775       40,838       (3.71)%***

Nationwide SAT - High Income Bond Fund:
      Non-tax qualified                                 50      10.253125          513       10.05%***

Nationwide SAT - Mid Cap Index Fund:
      Tax qualified                                  6,370      11.693496       74,488       67.23%***
      Non-tax qualified                             14,067      11.693496      164,492       67.23%***

Nationwide SAT - Money Market Fund:
      Tax qualified                                 32,871      10.090878      331,697        3.38%***
      Non-tax qualified                             17,633      10.090878      177,932        3.38%***

Nationwide SAT -
Select Advisers Small Cap Growth Fund:
      Tax qualified                                    210      16.489018        3,463      257.62%***

Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                  2,394      11.112696       26,604       44.18%***
      Non-tax qualified                              4,111      11.112696       45,684       44.18%***

Nationwide SAT - Small Company Fund:
      Tax qualified                                  1,173      13.189965       15,472       42.01%***
      Non-tax qualified                              5,560      13.189965       73,336       42.01%***

Nationwide SAT - Strategic Growth Fund:
      Tax qualified                                  4,565      14.227539       64,949      167.84%***
      Non-tax qualified                              7,783      14.227539      110,733      167.84%***

Nationwide SAT - Strategic Value Fund:
      Non-tax qualified                                312      10.802650        3,370       31.87%***

Nationwide SAT - Total Return Fund:
      Tax qualified                                  7,251      10.808344       78,371       32.09%***
      Non-tax qualified                             40,774      10.808344      440,699       32.09%***

Neuberger & Berman - Guardian Portfolio:
      Tax qualified                                  2,128      11.613561       24,714       64.06%***
      Non-tax qualified                              2,275      11.613561       26,421       64.06%***

Neuberger & Berman - Mid-Cap Growth Portfolio:
      Tax qualified                                  1,504      14.837719       22,316      192.06%***
      Non-tax qualified                              1,961      14.837719       29,097      192.06%***

Neuberger & Berman - Partners Portfolio:
      Non-tax qualified                                130      10.903103        1,417       35.85%***

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

                                                                     Unit             Contract          Total
                                                   Units          Fair Value       Owners' Equity      Return**
                                                   -----          ----------       --------------      --------
Oppenheimer - Aggressive Growth Fund:
      Tax qualified                                9,373           14.519858          136,095              179.44%***
      Non-tax qualified                            8,006           14.519858          116,246              179.44%***

Oppenheimer - Capital Appreciation Fund:
      Tax qualified                               17,311           12.856734          222,563              113.42%***
      Non-tax qualified                           33,371           12.856734          429,042              113.42%***

Oppenheimer -
Main Street Growth & Income Fund:
      Tax qualified                               18,288           11.130917          203,562               44.90%***
      Non-tax qualified                           35,907           11.130917          399,678               44.90%***

Salomon Brothers VSF - Capital Fund:
      Tax qualified                               15,561           11.096446          172,672               65.65%***
      Non-tax qualified                           27,744           11.096446          307,860               65.65%***

Salomon Brothers VSF - High Yield Bond Fund:
      Tax qualified                                  202           10.333319            2,087               19.96%***
      Non-tax qualified                            3,047           10.333319           31,486               19.96%***

Salomon Brothers VSF - Investors Fund:
      Tax qualified                                3,672           10.536203           38,689               32.10%***
      Non-tax qualified                           11,882           10.536203          125,191               32.10%***

Salomon Brothers VSF - Total Return Fund:
      Tax qualified                                5,331            9.930789           52,941               (4.14)%***
      Non-tax qualified                            3,828            9.930789           38,015               (4.14)%***

Van Eck WIT -
Worldwide Emerging Markets Fund:
      Tax qualified                                  413           15.615759            6,449              222.95%***
      Non-tax qualified                            4,686           15.615759           73,175              222.95%***

Van Eck WIT - Worldwide Hard Assets Fund:
      Non-tax qualified                            1,012           10.313058           10,437               12.43%***

Warburg Pincus Trust -
Growth & Income Portfolio:
      Tax qualified                                1,718            9.994949           17,171               (0.20)%***
      Non-tax qualified                            7,549            9.994949           75,452               (0.20)%***
                                                  ======           =========      -----------
                                                                                  $10,643,323
                                                                                  ===========


     *    Not used.

     ** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

     *** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITOR'S REPORT


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-8:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for the year then ended and the period October 1, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 16, 2001

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                                       31
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                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521


[NATIONWIDE LETTERHEAD]



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company